Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment
14. Property, plant and equipment

	Laboratory equipment £m	Office fixtures, fittings and other equipment £m	Cell line assets £m	Leasehold improvements £m	Total £m
Cost
At 1 July 2018	16.0	13.5	—	15.2	44.7
Additions	7.2	4.7	—	4.9	16.8
Disposals	(0.4)	(3.3)	—	—	(3.7)
Exchange differences	0.2	0.2	—	—	0.4

As 30 June 2019	23.0	15.1	—	20.1	58.2
Additions	7.0	1.3	4.2	—	12.5
Acquisitions	0.3	0.1	—	0.2	0.6
Reclassification	(1.4)	—	1.4	—	—
Disposals	—	(1.4)	—	—	(1.4)
Exchange differences	0.4	0.4	—	—	0.8

At 30 June 2020	29.3	15.5	5.6	20.3	70.7
Additions	2.0	0.5	0.6	7.9	11.0
Disposals	—	—	—	(0.2)	(0.2)
Exchange differences	(1.5)	(1.0)	—	(0.3)	(2.8)

At 31 December 2020	29.8	15.0	6.2	27.7	78.7
Additions	5.9	5.3	2.3	21.0	34.5
Acquisitions	0.8	—	—	—	0.8
Disposals	(1.1)	(2.0)	—	—	(3.1)
Exchange differences	0.7	0.2	—	0.5	1.4

At 31 December 2021	36.1	18.5	8.5	49.2	112.3

Accumulated depreciation
At 1 July 2018	10.4	9.2	—	—	19.6
Charge for the year	2.4	2.0	—	0.4	4.8
Disposals	(0.4)	(3.3)	—	—	(3.7)
Exchange differences	0.2	0.2	—	—	0.4

At 30 June 2019	12.6	8.1	—	0.4	21.1
Charge for the year	3.4	2.6	0.3	1.0	7.3
Disposals	—	(1.4)	—	—	(1.4)
Exchange differences	0.1	0.2	—	0.1	0.4

At 30 June 2020	16.1	9.5	0.3	1.5	27.4
Charge for the period	2.0	1.3	0.3	0.7	4.3
Exchange differences	(0.8)	(0.7)	—	—	(1.5)

At 31 December 2020	17.3	10.1	0.6	2.2	30.2
Charge for the year	4.3	2.8	0.6	3.3	11.0
Disposals in the year	(1.1)	(1.5)	—	—	(2.6)
Exchange differences	0.3	0.1	—	(0.2)	0.2

At 31 December 2021	20.8	11.5	1.2	5.3	38.8

Net book value
At 30 June 2019	10.4	7.0	—	19.7	37.1
At 30 June 2020	13.2	6.0	5.3	18.8	43.3
At 31 December 2020	12.5	4.9	5.6	25.5	48.5
At 31 December 2021	15.3	7.0	7.3	43.9	73.5

Included in net book value—Assets under construction
At 30 June 2019	—	—	—	—	—
At 30 June 2020	—	—	1.2	—	1.2
At 31 December 2020	—	—	—	2.9	2.9
At 31 December 2021	—	—	2.3	0.9	3.2

Capital commitments at 31
December
2021 amounted to £
4.0
m (31 December 2020: £
6.9
m; 30 June 2020: £
1.8
m; 30 June 2019: £
nil
).